UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:

  /s/ Steve Tarrab              New York, New York            February 14, 2013
--------------------         -----------------------        --------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:  $2,148,676
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F



COLUMN 1                       COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7         COLUMN 8

                                TITLE                    VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X1000)   PRN AMT   PRN CALL  DISCRETION   MANGRS    SOLE      SHARED   NONE
BUFFALO WILD WINGS INC        COM          119848109    65,415     898,314  SH          SOLE                  898,314
CARTER INC                    COM          146229109    65,503   1,177,053  SH          SOLE                1,177,053
CATAMARAN CORP                COM          148887102    98,090   2,082,583  SH          SOLE                2,082,583
DECKERS OUTDOOR CORP          COM          243537107    33,867     841,002  SH          SOLE                  841,002
DOLLAR GEN CORP NEW           COM          256677105    90,688   2,056,887  SH          SOLE                2,056,887
DOLLAR TREE INC               COM          256746108    87,201   2,149,920  SH          SOLE                2,149,920
EBAY INC                      COM          278642103    89,064   1,746,422  SH          SOLE                1,746,422
FACEBOOK INC                  CL A         30303M102    92,014   3,456,612  SH          SOLE                3,456,612
FIFTH & PAC COS INC           COM          316645100    32,436   2,605,282  SH          SOLE                2,605,282
FORTUNE BRANDS HOME & SEC IN  COM          34964C106    72,524   2,481,994  SH          SOLE                2,481,994
GOOGLE INC                    CL A         38259P508   136,159     192,484  SH          SOLE                  192,484
GROUP 1 AUTOMOTIVE INC        COM          398905109    31,287     504,709  SH          SOLE                  504,709
HARLEY DAVIDSON INC           COM          412822108    65,677   1,345,021  SH          SOLE                1,345,021
HERBALIFE LTD                 COM USD SHS  G4412G101    76,276   2,315,619  SH          SOLE                2,315,619
HOME DEPOT INC                COM          437076102   119,407   1,930,586  SH          SOLE                1,930,586
KRAFT FOODS GROUP INC         COM          50076Q106   125,247   2,754,500  SH          SOLE                2,754,500
LIBERTY GLOBAL INC            COM SER A    530555101   105,446   1,674,814  SH          SOLE                1,674,814
LIBERTY GLOBAL INC            COM SER C    530555309    33,830     575,828  SH          SOLE                  575,828
LULULEMON ATHLETICA INC       COM          550021109    69,551     912,383  SH          SOLE                  912,383
MCKESSON CORP                 COM          58155Q103    88,625     914,039  SH          SOLE                  914,039
MICHAEL KORS HLDGS LTD        SHS          G60754101    83,676   1,639,733  SH          SOLE                1,639,733
PRICELINE COM INC             COM NEW      741503403    91,573     147,606  SH          SOLE                  147,606
RYMAN HOSPITALITY PPTYS INC   COM          78377T107    43,800   1,138,835  SH          SOLE                1,138,835
STARBUCKS CORP                COM          855244109    53,659   1,000,536  SH          SOLE                1,000,536
STARWOOD HOTELS&RESORTS WRLD  COM          85590A401    89,355   1,557,792  SH          SOLE                1,557,792
TRIPADVISOR INC               COM          896945201    64,599   1,541,001  SH          SOLE                1,541,001
VISA INC                      COM CL A     92826C839   111,862     737,975  SH          SOLE                  737,975
ZUMIEZ INC                    COM          989817101    21,644   1,115,098  SH          SOLE                1,115,098
ZYNGA INC                     CL A         98986T108    10,201   4,322,559  SH          SOLE                4,322,559


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